UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON MAY 12, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 17,
1999.

Report for the Calendar Quarter ended:	3/31/98

Check here if Amendment  X; Amendment Number: 1
	This Amendment (check only one.):		is a restatement.
								X - 	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	HBK INVESTMENTS L.P.
Address:	300 CRESCENT COURT, SUITE 700
		DALLAS, TEXAS 75201

Form 13F File Number:	28-6078

	The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:	H. Michael Reese
Title:	Chief Financial Officer
Phone:	(214) 758-6160

Signature, Place, and Date of Signing:

	/X/ H. Michael Reese		Dallas, Texas		May 21, 1999

Report Type (Check only one.):

	X	13F HOLDINGS REPORT.

		13F NOTICE.

		13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total:	$270,068 (thousands)

List of Other Included Managers:  NONE


FORM 13F INFORMATION TABLE


	TITLE OF	VALUE	SHARES/	SH/	PUT/	INVSTMNT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE
----------------------	-----	-----	--------	-------	---	----	--------	--------	----	------	----
Abercrombie and Fitch Co.	CL A	002896207	656	15,600	SH		SOLE		15,600	0	0
Bowater Inc.	COM	102183950	4,029	71,400	SH	PUT	SOLE		71,400	0	0
Central & Southwest Corp	COM	152357109	21,889	818,300	SH		SOLE		818,300	0	0
Corecomm Inc.	COM	21868N106	3,768	225,000	SH		SOLE		225,000	0	0
Culligan Wtr Technologies Inc.	COM	230029100	15,140	254,200	SH		SOLE		254,200	0	0
Ditigal Equip Corp	COM	253849103	26,156	500,000	SH		SOLE		500,000	0	0
Echlin Inc	COM	278749106	10,487	200,000	SH		SOLE		200,000	0	0
Freeport-McMoran Sulphur Inc.	COM	35671R104	179	12,400	SH		SOLE		12,400	0	0
Genentech Inc	COM SPL	368710307	17,123	243,100	SH		SOLE		243,100	0	0
General Mtrs Corp	CL H NEW 370442832	14,045	310,400	SH		SOLE		310,400	0	0
Grace W R & Co Del	COM	383911104	20,277	242,300	SH		SOLE		242,300	0	0
Kansas City Pwr & Light Co	COM	485134100	6,170	195,900	SH		SOLE		195,900	0	0
LCI Intl Inc	COM	501813109	9,625	250,000	SH		SOLE		250,000	0	0
Ligand Pharmaceuticals Inc.	WT B EX	53220K116	206	21,000	SH		SOLE		21,000	0	0
Limited Inc	COM	532716107	13,239	461,500	SH		SOLE		461,500	0	0
Little Switz Inc.	COM	537528101	3,149	408,000	SH		SOLE		408,000	0	0
MCI Communications Corp	COM	552673105	4,953	100,000	SH		SOLE		100,000	0	0
MCI Communications Corp	COM	552673905	4,953	100,000	SH	CALL	SOLE		100,000	0	0
Noel Group Inc.	COM	655260107	4,218	1,597,500	SH		SOLE		1,597,500	0	0
Northrop Grumman Corp	COM	666807102	10,743	100,000	SH		SOLE		100,000	0	0
Phycor Inc.	COM	71940F950	225	10,000	SH	PUT 	SOLE		10,000	0	0
Qwest Communications Intl Inc	COM	749121109	4,283	110,000	SH		SOLE		110,000	0	0
Raytheon Co	CL A	755111309	12,603	219,199	SH		SOLE		219,199	0	0
Telecomunicacoes Brasileiras	Spon ADR 879287100	1,298	10,000	SH		SOLE		10,000	0	0
Telephone & Data Sys Inc.	COM	879433100	9,395	197,800	SH		SOLE		197,800	0	0
Toys R Us Inc	COM	892335950	1,202	40,000	SH	PUT	SOLE		40,000	0	0
USA Waste Services Inc.	COM	902917103	42,334	950,000	SH		SOLE		950,000	0	0
United States Filter Corp New	COM NEW	911843209	7,723	219,900	SH		SOLE		219,900	0	0